Derivatives (Summary of Fair Value of Derivatives) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 82,972	$ 78,061
Derivative financial liabilities	79,356	68,368
Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	68,190	67,971
Derivative financial liabilities	72,553	63,053
Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	14,782	10,090
Derivative financial liabilities	6,803	5,315
Interest rate contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	9,324	13,413
Derivative financial liabilities	7,646	10,636
Interest rate contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,680	2,029
Derivative financial liabilities	2,008	2,808
Interest rate contracts [member] | Forward rate agreements [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	119	232
Interest rate contracts [member] | Forward rate agreements [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	8
Interest rate contracts [member] | Swaps [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	7,968	11,971
Interest rate contracts [member] | Swaps [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,680	2,005
Interest rate contracts [member] | Options written [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Interest rate contracts [member] | Options written [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Interest rate contracts [member] | Options purchased [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,237	1,210
Interest rate contracts [member] | Options purchased [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	16
Foreign exchange contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	43,718	43,946
Derivative financial liabilities	40,733	39,940
Foreign exchange contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	9,891	7,115
Derivative financial liabilities	1,792	1,038
Foreign exchange contracts [member] | Forward rate agreements [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,585	3,617
Foreign exchange contracts [member] | Forward rate agreements [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	35	386
Foreign exchange contracts [member] | Swaps [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	14,776	15,456
Foreign exchange contracts [member] | Swaps [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	29	80
Foreign exchange contracts [member] | Cross currency interest rate swap [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	24,854	24,366
Foreign exchange contracts [member] | Cross currency interest rate swap [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	9,827	6,649
Foreign exchange contracts [member] | Options written [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Foreign exchange contracts [member] | Options purchased [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	503	507
Credit contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	44	5
Derivative financial liabilities	312	296
Credit contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	1
Derivative financial liabilities	128	107
Credit contracts [member] | Credit default swap contacts protection purchased [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	12	0
Credit contracts [member] | Credit default swap contacts protection purchased [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	1
Credit contracts [member] | Credit default swap contacts protection sold [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	32	5
Other contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	15,104	10,607
Derivative financial liabilities	23,862	12,181
Other contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,211	945
Derivative financial liabilities	2,875	1,362
Other contracts [member] | Equity contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	9,485	5,286
Other contracts [member] | Equity contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,211	945
Other contracts [member] | Commodity derivatives [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	5,619	5,321
Forward rate agreements [member] | Interest rate contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	93	48
Forward rate agreements [member] | Interest rate contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Forward rate agreements [member] | Foreign exchange contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,935	2,521
Forward rate agreements [member] | Foreign exchange contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,129	494
Interest rate swap contract [member] | Interest rate contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	6,432	9,470
Interest rate swap contract [member] | Interest rate contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,006	2,807
Interest rate swap contract [member] | Foreign exchange contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	14,845	14,304
Interest rate swap contract [member] | Foreign exchange contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1	20
Options written [member] | Interest rate contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,121	1,118
Options written [member] | Interest rate contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	1
Options written [member] | Foreign exchange contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	575	619
Options purchased [member] | Interest rate contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Options purchased [member] | Interest rate contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2	0
Options purchased [member] | Foreign exchange contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Cross currency interest rate swap [member] | Foreign exchange contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	23,378	22,496
Cross currency interest rate swap [member] | Foreign exchange contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	662	524
Credit default swaps-protection purchased [member] | Credit contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	311	294
Credit default swaps-protection purchased [member] | Credit contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	128	107
Credit default swap-protection sold [member] | Credit contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1	2
Equity contracts [member] | Other contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	16,808	6,636
Equity contracts [member] | Other contracts [member] | Non trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,875	1,362
Commodity derivatives [member] | Other contracts [member] | Trading derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 7,054	$ 5,545